EMPLOYEE BENEFITS (Details)	12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) item $ / shares shares	Sep. 30, 2012 $ / shares shares
Summary of stock option program activity
Exercised (in shares)	(44,400)	(21,900)	(23,400)
Restricted Stock
Summary of restricted stock award activity
Nonvested at beginning of year (in shares)	157,479	269,530	365,170
Granted (in shares)	10,489	30,596	42,221
Vested (in shares)	(135,054)	(39,868)	(137,861)
Forfeited (in shares)	(1,368)	(102,779)
Nonvested at end of year (in shares)	31,546	157,479	269,530	365,170
Restricted Stock Awards, Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share) | $ / shares	$ 7.80	$ 7.31	$ 7.13
Granted (in dollars per share) | $ / shares	12.21	10.23	8.72
Vested (in dollars per share) | $ / shares	7.50	7.61	7.27
Forfeited (in dollars per share) | $ / shares	9.75	7.32
Nonvested at end of year (in dollars per share) | $ / shares	$ 10.46	$ 7.80	$ 7.31	$ 7.13
Restricted Stock | Minimum
EMPLOYEE BENEFITS
Vesting period	2 years
Restricted Stock | Maximum
EMPLOYEE BENEFITS
Vesting period	5 years
Restricted Stock | Performance Shares | Executive Officer
Summary of restricted stock award activity
Granted (in shares)			15,000
Restricted stock awards
Number of executive officers to whom awards are granted | item			1
Percentage of shares received required to be held				33.33%
Period from the date of date of vesting during which awards received are required to be held				5 years
Restricted Stock | Performance Shares | Date Of Filing Of Annual Report Ending September 2013 | Executive Officer
Restricted stock awards
Percentage of restricted stock which will vest			33.33%
Restricted Stock | Performance Shares | Date Of Filing Of Annual Report Ending September 2014 | Executive Officer
Restricted stock awards
Percentage of restricted stock which will vest			66.67%
Stock Options
Summary of stock option program activity
Outstanding at beginning of year (in shares)	552,160	604,586	629,936
Granted (in shares)	0	0	17,500
Exercised (in shares)	(44,400)	(21,900)	(23,400)
Expired (in shares)	(62,616)	(9,875)
Forfeited (in shares)	(1,000)	(20,651)	(19,450)
Outstanding at end of year (in shares)	444,144	552,160	604,586	629,936
Exercisable at end of year (in shares)	438,311	540,494	586,386
Stock Option Program, Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 11.28	$ 11.26	$ 11.20
Granted (in dollars per share) | $ / shares			8.39
Exercised (in dollars per share) | $ / shares	9.93	8.82	8.99
Expired (in dollars per share) | $ / shares	13.19	12.69
Forfeited (in dollars per share) | $ / shares	17.10	12.57	9.53
Outstanding at end of year (in dollars per share) | $ / shares	11.13	11.28	11.26	$ 11.20
Exercisable at end of year (in dollars per share) | $ / shares	$ 11.17	$ 11.34	11.35
Stock Option Program, Aggregate Intrinsic Value
Outstanding at end of year (in dollars) | $	$ 1,275,968
Exercisable at end of year (in dollars) | $	$ 1,245,869
Stock Option Program, Weighted Average Remaining Contractual Life
Outstanding at end of year	2 years 6 months
Exercisable at end of year	2 years 6 months
Stock option program
Weighted-average fair value per share of options granted (in dollars per share) | $ / shares			$ 2.12
Cash received from stock options exercised | $	$ 441,000	$ 193,000	$ 210,000
Total intrinsic value of stock options exercised | $	$ 80,000	$ 54,000	$ 17,000
Stock Options | Minimum
EMPLOYEE BENEFITS
Vesting period	3 years
Stock Options | Maximum
EMPLOYEE BENEFITS
Vesting period	5 years
Expiration period	10 years
Stock Based Incentive Plans
EMPLOYEE BENEFITS
Reserved but unissued shares that can be awarded in the form of stock options or restricted share awards	527,443